Share-Based Compensation - Non-Vested PSUs (Details) - Cash-Settled - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PSUs
Beginning balance (in shares)	0
Granted (in shares)	219,139
Vested (in shares)	0
Forfeited (in shares)	(3,087)
Re-issuance due to modifications (in shares)	1,303,070
Ending balance (in shares)	1,519,122
Weighted-Average Grant Date Fair Value per Share
Beginning balance (usd per share)	$ 26.56	$ 0
Granted (usd per share)	27.44
Vested (usd per share)	0
Forfeited (usd per share)	26.41
Re-issuance due to modifications (in usd per share)	26.41
Ending balance (usd per share)	$ 26.56